Segment Reporting (Details) - Schedule of Each Reportable Segment’s Revenue and Income - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Battery cells and packs segment [Member]
Schedule of Each Reportable Segment’s Revenue and Income [Line Items]
Revenues from external customers	$ 5,847,751	$ 1,732,871
Depreciation and amortization	(1,986)	222,039
Segment loss before tax	$ (1,065,261)	$ (826,691)
Segment gross profit (loss) margin	4.40%	3.90%
E-bicycle sales segment [Member]
Schedule of Each Reportable Segment’s Revenue and Income [Line Items]
Revenues from external customers	$ 1,755,485	$ 3,001,709
Depreciation and amortization	(52,324)	103,798
Segment loss before tax	$ (246,611)	$ (3,093,019)
Segment gross profit (loss) margin	0.60%	2.50%
Subtotal from operating segments [Member]
Schedule of Each Reportable Segment’s Revenue and Income [Line Items]
Revenues from external customers	$ 8,342,626	$ 4,734,580
Depreciation and amortization	(301,663)	325,837
Segment loss before tax	$ (3,136,987)	$ (3,919,710)
Segment gross profit (loss) margin	7.10%	3.00%
Other [Member]
Schedule of Each Reportable Segment’s Revenue and Income [Line Items]
Revenues from external customers	$ 232,667	$ 427,118
Depreciation and amortization	(231,287)	230,081
Segment loss before tax	$ (1,606,945)	$ (1,117,055)
Segment gross profit (loss) margin	(43.40%)	9.00%
Consolidated [Member]
Schedule of Each Reportable Segment’s Revenue and Income [Line Items]
Revenues from external customers	$ 8,575,293	$ 5,161,698
Depreciation and amortization	(532,950)	555,918
Segment loss before tax	$ (4,743,932)	$ (5,036,765)
Segment gross profit (loss) margin	5.70%	3.50%
Electronic Control System and Intelligent Robots Sales Segment [Member]
Schedule of Each Reportable Segment’s Revenue and Income [Line Items]
Revenues from external customers	$ 739,390
Depreciation and amortization	(247,353)
Segment loss before tax	$ (1,825,115)
Segment gross profit (loss) margin	43.70%